SCHEDULE OF ACCOUNTS AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accounts Payable	$ 1,985,221	$ 179,949
Accrued Expenses	666,049	900,928
Deferred Revenue, Customer Deposits, & Taxes Payable	50,157	29,210
Accounts and Other Payables Total	$ 2,701,427	$ 1,110,087